LEASES, Lease Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [Abstract]
Lease liabilities mature within 12 months		$ 5,460	$ 5,288
Lease liabilities mature over 12 months		72,673	64,923
Lease liabilities	[1]	78,133	70,211
Investment Properties [Member] | Leasehold Land [Member]
Lease liabilities [Abstract]
Lease liabilities		$ 3,800	$ 4,600

[1]	Lease liabilities in amount of approximately US$3.8 million and US$4.6 million was related to the leasehold land included in the investment properties as of December 31, 2024 and 2023, respectively. See Note 14.